Other Investments (Narrative) (Details)	12 Months Ended
Dec. 31, 2022
Minimum [Member]
Other Investments [Line Items]
Interest rate of other investments	0.26%
Maximum [Member]
Other Investments [Line Items]
Interest rate of other investments	5.94%
Maturity of other investments	2 years